Accrued Expense (Details) - Current Liabilities - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses	$ 2.3	$ 1.3	$ 0.9
Accrued clinical trial expenses	1.6	0.8
Accrued drug manufacturing and testing services	0.1
Accrued Drug Manufacturing, Development And Testing Expenses			0.2
Accrued employee vacation and bonus expenses	0.3	0.2	0.4
Accrued legal and patent fees	0.1	0.1	0.1
Accrued professional and consulting fees	0.1	0.1	0.1
Accrued other expenses	$ 0.1	$ 0.1	$ 0.1